Income Taxes (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Allowance for loan and lease losses	$ 3,407	$ 1,170
Compensation related issues	1,815	433
Deferred loan fees	293
Nonaccrual interest	57	55
Net operating loss carryforward	398	432
Operating lease liabilities	322	412
Gross deferred tax assets	6,292	2,502
Deferred tax liabilities:
FHLB stock dividend	226	226
Deferred loan costs		7
Depreciation	15	73
Operating lease right-of-use assets	291	374
Unrealized mark-to-market gain	935	32
Other	2	4
Prepaid expenses	76	65
Deferred tax liabilities	1,545	781
Net deferred tax asset	$ 4,747	$ 1,721